Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Allowance for loan losses (CHF million)
Balance at beginning of period	974	1,017	1,269	1,017	1,395
Net movements recognized in statements of operations	3	12	7	15	(17)
Gross write-offs	(47)	(61)	(48)	(108)	(176)
Recoveries	15	8	15	23	33
Net write-offs	(32)	(53)	(33)	(85)	(143)
Provisions for interest	3	2	3	5	3
Foreign currency translation impact and other adjustments, net	(32)	(4)	7	(36)	15
Balance at end of period	916	974	1,253	916	1,253
Allowance for loan losses (CHF million)
Balance at end of period	916	974	1,253	916	1,253
of which individually evaluated for impairment	668	712	865	668	865
of which collectively evaluated for impairment	248	262	388	248	388
Gross loans held at amortized cost (CHF million)
Balance at end of period	201,787	203,673	205,276	201,787	205,276	201,339
of which individually evaluated for impairment	1,375	1,490	1,840	1,375	1,840
of which collectively evaluated for impairment	200,412	202,183	203,436	200,412	203,436
Loans held at amortized cost (CHF million)
Purchases	458	1,102		1,560
Reclassifications to loans held-for-sale	268	370		638
of which subsequently sold	95	370		465
Consumer loans
Allowance for loan losses (CHF million)
Balance at beginning of period	281	279		279
Net movements recognized in statements of operations	2	12		14
Gross write-offs	(17)	(24)		(41)
Recoveries	14	6		20
Net write-offs	(3)	(18)		(21)
Provisions for interest	1	1		2
Foreign currency translation impact and other adjustments, net	(12)	7		(5)
Balance at end of period	269	281		269
Allowance for loan losses (CHF million)
Balance at end of period	269	281		269
of which individually evaluated for impairment	198	211		198
of which collectively evaluated for impairment	71	70		71
Gross loans held at amortized cost (CHF million)
Balance at end of period	118,118	117,261		118,118		114,879
of which individually evaluated for impairment	538	581		538
of which collectively evaluated for impairment	117,580	116,680		117,580
Corporate and institutional loans
Allowance for loan losses (CHF million)
Balance at beginning of period	693	738		738
Net movements recognized in statements of operations	1	0		1
Gross write-offs	(30)	(37)		(67)
Recoveries	1	2		3
Net write-offs	(29)	(35)		(64)
Provisions for interest	2	1		3
Foreign currency translation impact and other adjustments, net	(20)	(11)		(31)
Balance at end of period	647	693		647
Allowance for loan losses (CHF million)
Balance at end of period	647	693		647
of which individually evaluated for impairment	470	501		470
of which collectively evaluated for impairment	177	192		177
Gross loans held at amortized cost (CHF million)
Balance at end of period	83,669	86,412		83,669		86,460
of which individually evaluated for impairment	837	909		837
of which collectively evaluated for impairment	82,832	85,503		82,832
Loans held at amortized cost (CHF million)
Purchases	458	1,102		1,560
Reclassifications to loans held-for-sale	268	370		638
of which subsequently sold	95	370		465